3. Investment in associates	12 Months Ended
Dec. 31, 2019
Investment In Associates
Investment in associates

The book value of investment in associates as of December 31, 2019 and 2018 amounts to:

	12-31-2019	12-31-2018
	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	64,947	85,365
Termoeléctrica Manuel Belgrano S.A.	69,836	75,590
ECOGAS Group (Note 3.2)	3,219,803	2,810,346
Transportadora de Gas del Mercosur S.A.	95,879	102,574
Others	104	213
	3,450,569	3,074,088

The share of the profit of associates for the years ended December 31, 2019, 2018 and 2017 amounts to:

	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	45,936	55,244	50,463
Termoeléctrica Manuel Belgrano S.A.	44,762	44,958	53,506
ECOGAS Group (Note 3.2)	1,021,975	1,555,590	1,117,929
Transportadora de Gas del Mercosur S.A.	(6,695)	(4,040)	582,119
Others	7,319	693	443
	1,113,297	1,652,445	1,804,460

3.1.	TJSM and TMB

As of December 31, 2019, the Group has a 30.8752% interest in TSM and 30.9464% interest in TMB, which are engaged in managing the purchase of equipment, and building, operating and maintaining the power plants. TSM and TMB are private, unlisted companies.

After termination of the supply agreements with TSM and TMB dated February 2, 2020 and January 7, 2020, respectively, as described in Note 1.2 a), trust agreements also terminated. As from those dates, a 90-workingday period commenced in which TSM and TMB and their shareholders had to perform all the company acts necessary to allow the Argentine Government to receive the corresponding shares in the capital of TSM and TMB that their contributions give them rights to.

On January 3, 2020, i.e. before the aforementioned 90-day period commenced, the Argentine Government (through the Ministry of Productive Development) served notice to the Company (together with TSM, TMB and their other shareholders and BICE, among others) stating that, according to the Final Agreement for the Re-adaptation of WEM, TSM and TMB shall perform the necessary acts to incorporate the Argentine Government as shareholder of both companies, acknowledging the same equity interest rights: 65.006% in TMB and 68.826% in TSM. On January 9, 2020, the Company, together with the other generation shareholders of TSM and TMB, rejected such act understanding that the equity interest the Government claims does not correspond with the contributions made for the construction of power stations and that gave it right to claim such equity interest. On March 4, 2020, we were notified on two notes sent by the Minister of Productive Development whereby they answered the one sent by the Company on January 9, 2020 - mentioned above, ratifying the terms of the note notified to the Company on January 3, 2020. At the issue date of these financial statements, the Company is evaluating future steps.

On the other hand, the Company, together with the other shareholders of TSM and TMB (as guarantor within the framework and the limits stated by the Final Agreement for the Re-adaptation of WEM, Note SE no. 1368/05 and trust agreements), BICE, TSM, TMB and SE signed: a) on January 7, 2020 an amendment addenda of the Operation and Maintenance (“OMA”) of Thermal Manuel Belgrano and b) on January 9, 2020 an amendment addenda of the Operation and Maintenance Agreement (“OMA”) of Thermal San Martín, for which the validity of TMB and TSM OMA was extended until the effective transference of the trust’s liquidation equity.

The values recorded in these financial statements for the investments in TMB and TSM are detailed in Note 3.

During the years ended December 31, 2019 and 2018, the Company received cash dividends from TMB and TSM for 117,227 and 84,337, respectively.

3.2.	Investments in gas distribution

The Group holds ownership interests of 42.31% in Inversora de Gas del Centro S.A. (“IGCE”, the controlling company of Distribuidora de Gas del Centro S.A. “DGCE” and Distribuidora de Gas Cuyana S.A. “DGCU”) and 17.20% in DGCE (from now on, “ECOGAS Group”). Consequently, the Group holds, both directly and indirectly, a 40.59% of the capital stock of DGCE, and, indirectly, a 21.58% interest in DGCU, both of which are engaged in the distribution of natural gas. The Company does not control such companies.

IGCE is a private, unlisted company which holds a 51% equity interest in DGCE, a company engaged in the distribution of natural gas in the provinces of Cordoba, La Rioja and Catamarca, Argentine, and a 51% equity interest in DGCU, a company engaged in the distribution of natural gas in the provinces of Mendoza, San Juan and San Luis.

During September 2019, the Group received dividends of 278,868 from ECOGAS Group. On October 31, 2019 the Group received dividends of 333,653 from ECOGAS Group.

On February 23, 2018, the Company’s Board of Directors approved the sale process of up to 27,597,032 DGCE shares, which represent 17,20% of its capital stock, through a potential initial public offering of DGCE in the Argentine Republic. On March 14, 2018, the Company authorized the offer of up to 10,075,952 shares of DGCE, subject to market conditions. However, due to market reasons, DGCE shareholders decided to postpone the offer. On October 24, 2019, CNV notified DGCE on the resolution whereby it decided to cancel, as of that date, the authorization given to DGCE to make a public offer of its shares due to an absence of negotiable instruments placing.

3.3.	Transportadora de Gas del Mercosur S.A.

The Group has a 20% interest in Transportadora de Gas del Mercosur S.A. (“TGM”). This Company has a gas pipeline that covers the area from Aldea Brasilera (in the Province of Entre Ríos) to Paso de los Libres (in the Province of Corrientes). In 2009, TGM terminated its contract with YPF, which was its only client to date, on the grounds of consecutive non-compliances. On December 22, 2017, YPF agreed to pay TGM USD 114,000,000 as full and final settlement to cover all the complaints TGM claims against YPF. TGM is a private unlisted company.